Leases (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability(1)	Operating lease obligation
2025	$501	$(128)	$373
2026	658	(134)	524
2027	671	(90)	581
2028	685	(42)	643
2029	230	(3)	227
Thereafter	—	—	—
Total	$2,745	$(397)	$2,348

(1)	Weighted average discount rate 7.98%.

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2025	$672	$(175)	$497
2026	658	(134)	524
2027	671	(91)	580
2028	685	(42)	643

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2029	230	(2)	228
Total	$2,916	$(444)	$2,472

1.	Weighted average discount rate 7.98%

Schedule of Future Minimum Lease Receivables
Future minimum lease receivables for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Lease Receivables
2025	$3,887
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$23,606

(Amounts in 000's)	Future Lease Receivables
2025	$5,177
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$24,896